SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Share Option Activity and Related Information
Share options granted to employees and directors

	Number of option	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	US$	(Years)	US$’000

Outstanding, January 1, 2017	55,382,320	1.70	1.12	2.65
Granted	-	-	-		-
Forfeited	(12,500,000)	1.79	0.90
Exercised	(894,760)	1.22	1.28
Outstanding, December 31, 2017	41,987,560	1.04	1.18	1.59	3,986
Vested and expected to vest at December 31, 2017	41,762,129	1.05	1.19	1.51	3,803
Exercisable at December 31, 2017	37,006,200	0.95	1.22	1.53	3,986

Schedule of Share-Based Compensation Expenses Relating to Options Granted
	For the year ended December 31, 2015
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	3,052	-	3,052	471
Sales and marketing	13,771	-	13,771	2,126
General and administrative	109,940	9,062	119,002	18,371
Service development expenses	22,804	-	22,804	3,520

	149,567	9,062	158,629	24,488

	For the year ended December 31, 2016
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	2,993	-	2,993	431
Sales and marketing	13,966	-	13,966	2,012
General and administrative	114,244	7,114	121,358	17,479
Service development expenses	25,024	-	25,024	3,604

	156,227	7,114	163,341	23,526

	For the year ended December 31, 2017
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	1,343	-	1,343	206
Sales and marketing	9,228	-	9,228	1,418
General and administrative	61,113	3,089	64,202	9,868
Service development expenses	16,370	-	16,370	2,516

	88,054	3,089	91,143	14,008

Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity
Restricted shares granted to employees and directors

	Number of option	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	(Years)	US$’000

Outstanding, January 1, 2017	-
Granted	12,580,280	0.96	9.63	12,719
Forfeited	-
Exercised	-
Outstanding, December 31, 2017	12,580,280	0.96	9.63	12,719
Vested and expected to vest at December 31, 2017	12,580,280	0.96	9.63	12,719
Exercisable at December 31, 2017	-